Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ (20,857)	$ 3,005
Fuel and natural gas in storage	13,985	1,351
Supplies and consumables inventory	(6,028)	(7,189)
Income taxes recoverable	17,796	(763)
Prepaid expenses	(7,501)	2,907
Accounts payable	63,854	(22,915)
Accrued liabilities	8,872	28,687
Current income tax liability	(5,016)	2,974
Asset retirements and environmental obligations	(2,494)	(7,293)
Net regulatory assets and liabilities	(2,308)	(8,890)
Changes in non-cash operating items	$ 60,303	$ (8,126)